ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2019	2020
Accrued advertising expense	4,551	3,244
Salary and welfare payables	28,579	53,731
Accrued fulfillment expenses	14,378	13,274
Accrued delivery service fees	16,255	21,108
Payable to marketplace sellers (note 1)	15,444	29,867
Deposits from marketplace sellers	11,311	13,564
Advance from customers	63,456	117,451
Tax payables	2,691	9,576
Current portion of operating lease liabilities	31,099	37,713
Other financing payable (note 2)	25,569	141
Others	20,675	27,449
Total	234,008	327,118

Note 1: Amounts relate to cash collected on behalf of marketplace sellers for products sold through the Group’s online platform.

Note 2: Starting in 2019, the Group entered into a series of agreements with a third party financing company, pursuant to which the third party financing company will provide credit to certain B2B customers who chose to participate. Under the terms of the agreement, the financing company will make an advance payment of a majority of a B2B customer's order amount to the Group. Credit terms to the customer are typically 30 days. Customers are required to pay the amount owed to the Group when it is due, and the Group will normally repay the money to the financing company on the same day. The balance represents the advances to Group which are outstanding as of December 31, 2019 and 2020.